Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

July 25, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 25, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Advantage Portfolio

Global Advantage Portfolio

International Advantage Portfolio (collectively, the "Portfolios")

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Portfolios of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Portfolios in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

Risk/Return [Heading]	rr_RiskReturnHeading	International Advantage Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

With respect to the International Advantage Portfolio, the following table replaces the "Shareholder Fees" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[1]
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1],[2]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances.
Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)

[1]	Effective September 9, 2013, Class P shares were renamed Class A shares.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-How to Redeem Shares-Class A Shares" for further information about the CDSC waiver categories.